SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-Lived Assets	$ 82,087	$ 75,903
Israel [Member]
Long-Lived Assets	55,108	48,452
Europe1 [Member]
Long-Lived Assets	2,838	2,171
United States [Member]
Long-Lived Assets	15,132	15,459
Japan [Member]
Long-Lived Assets	5,455	6,164
Others [Member]
Long-Lived Assets	$ 3,554	$ 3,657